Nature of Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Nature of Business
Nature of Business
Citizens Holding Company (referred to herein as the “Company”) owns and operates The Citizens Bank of Philadelphia (the “Bank”). In addition to full service commercial banking, the Bank offers title insurance services through its subsidiary, Title Services LLC. As a state bank, the Bank is subject to regulations of the Mississippi Department of Banking and Consumer Finance and the Federal Deposit Insurance Company. The Company is also subject to the regulations of the Federal Reserve. The area served by the Bank is east central Mississippi, along with southern and northern counties of Mississippi and their surrounding areas. Services are provided at multiple branch offices.

Risks and Uncertainties
Risks and Uncertainties
The outbreak of
COVID-19
has adversely impacted a broad range of industries in which the Company’s customers operate and could impair their ability to fulfill their financial obligations to the Company. The World Health Organization has declared
COVID-19
to be a global pandemic indicating that almost all public commerce and related business activities must be, to varying degrees, curtailed with the goal of decreasing the rate of new infections. The spread of the outbreak has caused significant disruptions in the U.S. economy and has disrupted banking and other financial activity in the areas in which the Company operates. While there has been no material impact to the Company’s employees to date,
COVID-19
could also potentially create widespread business continuity issues for the Company.
Congress, the President, and the Federal Reserve have taken several actions designed to cushion the economic fallout. Most notably, the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was signed into law at the end of March 2020 as an over $2 trillion legislative package. The goal of the CARES Act is to prevent a severe economic downturn through various measures, including direct financial aid to American families and economic stimulus to significantly impacted industry sectors. The package also includes extensive emergency funding for hospitals and providers. In addition to the general impact of
COVID-19,
certain provisions of the CARES Act as well as other recent legislative and regulatory relief efforts are expected to have a material impact on the Company’s operations.
The Company’s business is dependent upon the willingness and ability of its employees and customers to conduct banking and other financial transactions. If the global response to contain
COVID-19
escalates further or is unsuccessful, the Company could experience a material adverse effect on its business, financial condition, results of operations and cash flows. While it is not possible to know the full extent that the impact of
COVID-19,
and resulting measures to curtail its spread, will have on the Company’s operations, the Company is disclosing potentially material items of which it is aware.
Financial position and results of operations
The Company’s fee income has been, and could continue to be, reduced due to
COVID-19. In
keeping with guidance from regulators, the Company is actively working with
COVID-19
affected customers to waive fees from a variety of sources, such as, but not limited to, insufficient funds and overdraft fees, ATM fees, account maintenance fees, etc. These reductions in fees are thought, at this time, to be temporary in conjunction with the length of the expected
COVID-19
related economic crisis. At this time, the Company is unable to project the materiality of such an impact, but recognizes the breadth of the economic impact is likely to impact its fee income in future periods.
The Company’s interest income could be reduced due to
COVID-19. In
keeping with guidance from regulators, the Company is actively working with
COVID-19
affected borrowers to defer their payments and fees. While interest and fees will still accrue to income, through normal GAAP accounting, should eventual credit losses on these deferred payments emerge, interest income and fees accrued would need to be reversed. In such a scenario, interest income in future periods could be negatively impacted. At this time, the Company is unable to project the materiality of such an impact, but recognizes the breadth of the economic impact may affect its borrowers’ ability to repay in future periods.
Capital and liquidity
While the Company believes that it has sufficient capital to withstand an extended economic recession brought about by
COVID-19,
its reported and regulatory capital ratios could be adversely impacted by further credit losses and loss of fee income.
The Company maintains access to multiple sources of liquidity. If an extended recession caused large numbers of the Company’s deposit customers to withdraw their funds, the Company might become more reliant on volatile or more expensive sources of funding. Wholesale funding markets have remained open to us, but rates for short term funding have recently been volatile. If funding costs are elevated for an extended period of time, it could have an adverse effect on the Company’s net interest margin.
Asset valuation
Currently, the Company does not expect
COVID-19
to affect its ability to account timely for the assets on its consolidated statements of financial condition; however, this could change in future periods. While certain valuation assumptions and judgments will change to account for pandemic-related circumstances such as widening credit spreads, the Company does not anticipate significant changes in methodology used to determine the fair value of assets measured in accordance with GAAP.
COVID-19
could cause a decline in the Company’s stock price or the occurrence of what management would deem to be a triggering event that could, under certain circumstances, cause us to perform a goodwill impairment test and result in an impairment charge being recorded for that period. In the event that the Company concludes that all or a portion of its goodwill is impaired, a non-cash
charge for the amount of such impairment would be recorded to earnings. Such a charge would have no impact on tangible capital or regulatory capital.
Lending operations and accommodations to borrowers
In keeping with regulatory guidance to work with borrowers during this unprecedented situation and as outlined in the CARES Act, the Company has been executing a payment deferral program for its commercial lending clients that are adversely affected by the pandemic. Depending on the demonstrated need of the client, the Company is deferring either the full loan payment or the principal component of the loan payment for 60 or 90 days. As of December 31, 2020, the Company had 9 loans with aggregate principal balances totaling $12,258 which were modified under this guidance. In accordance with interagency guidance issued in March 2020, these short-term deferrals are not considered troubled debt restructurings.
With the passage of the Paycheck Protection Program (“PPP”), administered by the Small Business Administration (“SBA”), the Company is actively participating in assisting its customers with applications for resources through the program. PPP loans have a two-year
term and earn interest at 1%. The Company believes that the majority of these loans will ultimately be forgiven by the SBA in accordance with the terms of the program. The Company closed 590 SBA PPP loans representing $48,830 in funding and starting in the fourth quarter of 2020, the SBA began forgiving these loans. The Company currently has 446 loans with a total balance of $29,523 still outstanding at December 31, 2020. It is the Company’s understanding that loans funded through the PPP program are fully guaranteed by the U.S. government. Should those circumstances change, the Company could be required to establish additional allowance for credit loss through additional credit loss expense charged to earnings.
Further, in sensitivity and service to its communities during this unprecedented time, the Company is waiving certain late payments and service charges.
Credit
The Company is working with customers directly affected by
COVID-19. The
Company is prepared to offer short-term assistance in accordance with regulator guidelines. As a result of the current economic environment caused by the
COVID-19
virus, the Company is engaging in more frequent communication with borrowers to better understand their situation and the challenges faced, allowing it to respond proactively as needs and issues arise. Should economic conditions worsen, the Company could experience further increases in its allowance for loan losses and record additional credit loss expense. It is possible that the Company’s asset quality measures could worsen at future measurement periods if the effects of
COVID-19
are prolonged.

Basis of Financial Statement Presentation
Basis of Financial Statement Presentation
The accounting policies of the Company and its subsidiary conform to generally accepted accounting principles (“GAAP”) in the United States of America and to general practices within the banking industry. The consolidated financial statements of the Company include the accounts of the Bank and its subsidiary (collectively, the “Company”). All significant intercompany transactions have been eliminated in consolidation.

Segment Reporting
Segment Reporting
We have determined that all of our lending divisions meet the aggregation criteria of ASC 280, Segment Reporting, since all offer similar products and services, operate with similar processes, have similar customers and are collectively reviewed by the chief operating decision maker. No other services are material for presentation as a separate segment.

Estimates
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowance for loan losses and valuation of foreclosed real estate, management obtains independent appraisals for significant properties.
While management uses available information to recognize losses on loans and to value foreclosed real estate, future additions to the allowance or adjustments to the valuation may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and valuations of foreclosed real estate. Such agencies may require the Company to recognize additions to the allowance or to make adjustments to the valuation based on their judgments about information available to them at the time of their examination. Due to these factors, it is reasonably possible that the allowance for loan losses and valuation of foreclosed real estate may change materially in the near term.

Cash, Due from Banks and Interest Bearing Deposits with Other Banks
Cash, Due from Banks and Interest Bearing Deposits with Other Banks
For the purpose of reporting cash flows, cash and due from banks includes cash on hand and demand deposits. Cash flows from loans originated by the Company, deposits, and federal funds purchased and sold are reported net in the statement of cash flows. The Company is required to maintain average reserve balances with the Federal Reserve Bank based on a percentage of deposits.
Interest-bearing deposits with other banks mature within one year and are carried at cost.

Investment Securities
Investment Securities
In accordance with the investments topic of the Accounting Standards Codification (“ASC”), securities are classified as
“available-for-sale,”
“held-to-maturity”
or “trading”. Fair values for securities are based on quoted market prices where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Gains or losses on the sale of securities are determined using the specific identification method. Currently, the Company has no held to maturity or trading securities.

Securities Available-for-Sale
Securities
Available-for-Sale
Securities that are held for indefinite periods of time or used as part of the Company’s asset/liability management strategy and that may be sold in response to interest rate changes, changes in prepayment risk, the need to increase regulatory capital and other similar factors are classified as available-for-sale
(“AFS”). Securities
available-for-sale
are reported at fair value, with unrealized gains and losses reported, net of related income tax effect, as a separate component of shareholders’ equity.
The Company periodically reviews its securities for impairment based upon a number of factors, including but not limited to, length of time and extent to which the fair value has been less than cost, the likelihood of the security’s ability to recover any decline in its fair value, financial condition of the underlying issuer, ability of the issuer to meet contractual obligations and ability to retain the security for a period of time sufficient to allow for recovery in fair value. Impairments on securities are recognized when management, based on its analysis, deems the impairment to be other-than-temporary.

Loans and Allowance for Loan Losses

Loans and Allowance for Loan Losses
Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, net of unearned income and an allowance for loan losses. The Company has no loans held-for-sale.
Unearned income includes deferred fees net of deferred direct incremental loan origination cost. Unearned income attributable to loans held with a maturity of more than one year is recognized as income or expense over the life of the loan.
Unearned discounts on installment loans are recognized as income over the terms of the loans by a method that approximates the interest method. Unearned income and interest on commercial loans are recognized based on the principal amount outstanding. For all other loans, interest is accrued daily on the outstanding balances. For impaired loans, interest is discontinued on a loan when management believes, after considering collection efforts and other factors, that the borrower’s financial condition is such that collection of interest is doubtful. Cash collections on impaired loans are credited to the loan receivable balance, and no interest income is recognized on those loans until the principal balance has been collected. The Company generally discontinues the accrual of interest income when a loan becomes 90 days past due as to principal or interest; however, management may elect to continue the accrual when the estimated net realizable value of collateral is sufficient to cover the principal balance and the accrued interest. Interest income on other nonaccrual loans is recognized only to the extent of interest payments.
Upon discontinuance of the accrual of interest on a loan, any previously accrued but unpaid interest is reversed against interest income.
A loan is impaired when management determines that it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. The amount of impairment, if any, and any subsequent changes are included in the allowance for loan losses.
Troubled debt restructurings (“TDR”) are those for which concessions have been granted to the borrower due to a deterioration of the borrower’s financial condition. Such concessions may include reduction in interest rates or deferral of interest or principal payments. In evaluating whether to restructure a loan, management analyzes the long-term financial condition of the borrower, including guarantor and collateral support, to determine whether the proposed concessions will increase the likelihood of repayment of principal and interest. TDR are classified as performing, unless they are on nonaccrual status of 90 days or more delinquent, in which case they are considered nonperforming.
The allowance for loan losses is established through a provision for loan losses charged against net income. Loans determined to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. The allowance represents an amount, which, in management’s judgment, will be adequate to absorb estimated probable losses on existing loans that may become uncollectible. In order to determine an adequate level of allowance, management utilizes a model that calculates the allowance for loan loss by applying an average historical charge-off
percentage by loan segment and over a 20 quarter period of time with the most current quarters weighted to show the effect of the most recent chargeoff activity to the current loan balances in the corresponding loan segment. Additionally, for loan balances over $100, specific reserves on an individual loan basis may be applied in addition to the allowance calculated using the model. This specific reserve is determined by an extensive review of the borrower’s credit history, capacity to pay, adequacy of collateral and general economic conditions related to the respective loan. This specific reserve will stay in place until such time that the borrower’s obligation is satisfied or the loan is greatly improved.
Large groups of small-balance homogenous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures.
Business Combinations, Accounting for Credit-Deteriorated Purchased Loans and Related Assets
Business combinations are accounted for by applying the acquisition method in accordance with ASC 805, “Business Combinations.” Under the acquisition method, identifiable assets acquired and liabilities assumed and any non-controlling
interest in the acquiree at the acquisition date are measured at their fair values as of that date and are recognized separately from goodwill. Results of operations of the acquired entities are included in the Consolidated Statements of Income from the date of acquisition. Acquisition costs incurred by the Company are expensed as incurred.
Loans purchased in business combinations with evidence of credit deterioration since origination and for which it is probable that all contractually required payments will not be collected are considered to be credit-impaired. Purchased credit deteriorated loans are accounted for in accordance with ASC
310-30,
“Loans and Debt Securities Acquired with Deteriorated Credit Quality” (“ASC
310-30”),
and initially measured at fair value, which includes estimated future credit losses expected to be incurred over the life of the loans. Increases in expected cash flows to be collected on these loans are recognized as an adjustment of the loan’s yield over its remaining life, while decreases in expected cash flows are recognized as an impairment.

Bank Premises, Furniture, Fixtures and Equipment
Bank Premises, Furniture, Fixtures and Equipment
The Company’s premises, furniture, fixtures and equipment are stated at cost less accumulated depreciation computed by straight-line methods over the estimated useful lives of the assets, which range from three to forty years. Costs of major additions and improvements are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Leases
Leases
ASU
2016-02,
“Leases (Topic 842),” became effective for the Company on January 1, 2019. The Company adopted FASB ASC Topic 842 utilizing the modified retrospective transition approach prescribed by ASU
2018-11,
“Leases (Topic 842): Targeted Improvements”. The Company did not elect to adopt the package of practical expedients, which includes reassessing whether any expired or existing contracts are or contain leases, reassessing the lease classification and reassessing initial direct costs. Also, the Company did not elect to adopt the hindsight practical expedient therefore maintaining the lease terms previously determined under FASB ASC Topic 840, “Leases”. The Company made an accounting policy election to not recognize short-term leases (12 months or less) on the balance sheet. The Company accounts for the lease and nonlease components separately as such amounts are readily determinable.
Once the Company identifies and determines certain contracts are leases according to FASB ASC Topic 842, the Company classifies it as an operating or a finance lease and recognizes a right-of-use
asset and a lease liability at the lease commencement date. The lease liability represents the present value of the lease payments that remain unpaid as of the commencement date and the right-of-use
asset is the initial lease liability recognized for the lease plus any lease payments made to the lessor at or before the commencement date as well as any initial direct costs less any lease incentives received.
The Company’s operating leases primarily consist of building and land leases. The Company recognizes lease rent expense on a straight-line basis over the term of the lease contract and records it as noninterest expense in net occupancy – premises for building and land leases. The Company’s amortization of the right-of-use
asset is the difference between the straight-line lease expense and the interest expense recognized on the lease liability during the period. The Company’s lease liabilities are measured as the present value of the remaining lease payments throughout the lease term.
In order to calculate its
right-of-use
assets and lease liabilities, FASB ASC Topic 842 requires the Company to use the rate of interest implicit in the lease when readily determinable. If the rate implicit in the lease is not readily determinable, the Company is required to use its incremental borrowing rate, which is the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term in a similar economic environment. Since the implicit interest rate for most of its building and land leases were not readily determinable, the Company used its incremental borrowing rate.
The Company’s short-term leases primarily include automated teller machines. For short-term leases, the Company recognizes lease expense on a straight-line basis over the lease term. As previously stated, the Company has elected not to include short-term leases on its balance sheet.
Other Real Estate Owned
Other Real Estate Owned
Other real estate owned (“OREO”) consists of properties repossessed by the Company on foreclosed loans. These assets are stated at fair value at the date acquired less estimated costs to sell. Losses arising from the acquisition of such property are charged against the allowance for loan losses. Declines in value resulting from subsequent revaluation of the property or losses resulting from disposition of such property are expensed as incurred. Revenue and expenses from operations of other real estate owned are reflected as other income (expense).

Cash Surrender Value of Life Insurance
Cash Surrender Value of Life Insurance
The Company has purchased life insurance contracts on certain employees and directors. Certain of such policies were acquired to fund deferred compensation arrangements with employees and directors. The cash surrender value of the Company owned policies is carried at the actual cash surrender value of the policy at the balance sheet date. Changes in the value of the policies are classified in non-interest
income.

Intangible Assets
Intangible Assets
Intangible assets include core deposits purchased and goodwill. Core deposit intangibles are amortized on a straight-line basis over their estimated economic lives ranging from 5 to 10

years. Goodwill and other intangible assets with indefinite lives are not amortized but are tested at least annually for impairment. Fair values are determined based on market valuation multiples for the Company and comparable businesses based on the assets and cash flow of the Bank, the Company’s only reportable segment. If impairment has occurred, the goodwill or other intangible asset is reduced to its estimated fair value through a charge to expense.

Trust Assets	Trust Assets Assets held by the trust department of the Company in its fiduciary or agency capacities are not assets of the Company and are not included in the consolidated financial statements.
Income Taxes
Income Taxes
Provisions for income taxes are based on taxes payable or refundable for the current year and the changes in deferred tax assets and liabilities, excluding components of other comprehensive income. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income (loss) includes net earnings reported in the consolidated statements of income and changes in unrealized gain (loss) on securities available-for-sale
reported as a component of shareholders’ equity. Unrealized gain (loss) on securities available-for-sale,
net of related income taxes, was the only component of accumulated other comprehensive income for the Company.

Net Income Per Share
Net Income Per Share
Net income per share-basic is computed by dividing net income by the weighted average number of common shares outstanding during the year. Net income per share-diluted is based on the weighted average number of shares of common stock outstanding for the periods, including the dilutive effect of the Company’s outstanding stock options and restricted stock grants. The effect of the dilutive shares for the years 2020, 2019 and 2018 is illustrated in the following table.

	2020	2019	2018

Basic weighted average shares outstanding	5,577,352	5,063,736	4,889,420
Dilutive effect of stock options	2,564	2,367	9,798

Dilutive weighted average shares outstanding	5,579,916	5,066,103	4,899,218

Net income	$6,931	$5,902	$6,673

Net income per share-basic	$1.24	$1.17	$1.36
Net income per share-diluted	$1.24	$1.17	$1.36

Advertising Costs	Advertising Costs Advertising costs are charged to expense when incurred. Advertising expense was $642, $551 and $640 for the years ended December 31, 2020, 2019 and 2018, respectively.
Securities Sold Under Agreements to Repurchase
Securities Sold Under Agreements to Repurchase
Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold. Securities, generally United States Government, federal agency and state county municipal securities, pledged as collateral under these financing arrangements cannot be sold or re-pledged
by the secured party.

Reclassifications	Reclassifications Certain information for 2019 has been reclassified to conform to the financial presentation for 2020. Such reclassifications had no effect on net income or shareholders’ equity.
Stock-Based Compensation
Stock-Based Compensation
At December 31, 2020, the Company had outstanding grants under two stock-based compensation plans, which are the 1999 Directors’ Stock Compensation Plan and the 2013 Incentive Compensation Plan. Compensation expense for option grants and restricted stock awards is determined based on the estimated fair value of the stock options and restricted stock on the applicable grant or award date. The Company has elected to account for forfeitures in compensation cost when they occur as permitted under the guidance in ASC 718, “Compensation - Stock Compensation” (“ASC 718”). Expense associated with the Company’s stock-based compensation is included under the line item “Salaries and benefits” on the Consolidated Statements of Income. The Company recognizes compensation expense for all share-based payments to employees in accordance with ASC 718, “Compensation – Stock Compensation.”

Subsequent Events
Subsequent Events
The Company has evaluated, for consideration of recognition or disclosure, subsequent events that have occurred through the date of issuance of its financial statements, and has determined that no significant events occurred after December 31, 2020 but prior to the issuance of these financial statements that would have a material impact on its Consolidated Financial Statements.

Recently Issued Accounting Pronouncements
Adoption of New Accounting Standards
In January 2017, the FASB issued ASU
2017-04, “Intangibles
- Goodwill and Other (Topic 350) - Simplifying the Test for Goodwill Impairment” (“ASU
2017-04”). ASU
2017-04
simplifies the accounting for goodwill impairment for all entities by requiring impairment charges to be based on the first step in the previous two-step
impairment test. Under the new guidance, if a reporting unit’s carrying amount exceeds its fair value, an entity will record an impairment charge based on that difference. The impairment charge will be limited to the amount of goodwill allocated to that reporting unit. The standard eliminates the prior requirement to calculate a goodwill impairment charge using Step 2, which requires an entity to calculate any impairment charge by comparing the implied fair value of goodwill with its carrying amount. ASU
2017-04
was effective for the Corporation on January 1, 2020 and did not have a material impact on the Corporation’s financial statements.
ASU
2019-13
“Fair Value Measurement (Topic 820) – Changes in the Disclosure Requirements for Fair Value Measurement” (“ASU
2019-13”)
removes the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 fair value measurement methodologies, the policy for timing of transfers between levels and the valuation processes for Level 3 fair value measurements. It also adds a requirement to disclose changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 measurements. For certain unobservable inputs, entities may disclose other quantitative information in lieu of the weighted average if the other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements. ASU
2019-13
is effective for annual and interim periods beginning after December 15, 2019. ASU
2019-13
was effective for the Corporation on January 1, 2020 and did not have a material impact on the Corporation’s financial statements.
In March 2020, various regulatory agencies, including the Board of Governors of the Federal Reserve System and the Federal Deposit Insurance Corporation, (“the agencies”) issued an interagency statement on loan modifications and reporting for financial institutions working with customers affected by
COVID-19.
The interagency statement was effective immediately and impacted accounting for loan modifications. Under Accounting Standards Codification
310-40,
“Receivables – Troubled Debt Restructurings by Creditors,” (“ASC
310-40”),
a restructuring of debt constitutes a troubled debt restructuring (“TDR”) if the creditor, for economic or legal reasons related to the debtor’s financial difficulties, grants a concession to the debtor that it would not otherwise consider. The agencies confirmed with the staff of the FASB that short-term modifications made on a good faith basis in response to
COVID-19
to borrowers who were current prior to any relief, are not to be considered TDRs. This includes short-term (e.g., six months) modifications such as payment deferrals, fee waivers, extensions of repayment terms, or other delays in payment that are insignificant. Borrowers considered current are those that are less than 30 days past due on their contractual payments at the time a modification program is implemented. This interagency guidance is expected to have a material impact on the Corporation’s financial statements; however, this impact cannot be quantified at this time.
Newly Issued, But Not Yet Effective Accounting Standards
In June 2016, the FASB issued ASU
2016-13,
“
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
” (“ASU
2016-13”).
ASU
2016-13
makes significant changes to the accounting for credit losses on financial instruments and disclosures about them. The new current expected credit loss (CECL) impairment model will require an estimate of expected credit losses, measured over the contractual life of an instrument, which considers reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions. The standard provides significant flexibility and requires a high degree of judgment with regards to pooling financial assets with similar risk characteristics, determining the contractual terms of said financial assets and adjusting the relevant historical loss information in order to develop an estimate of expected lifetime losses. In addition, ASU
2016-13
amends the accounting for credit losses on debt securities and purchased financial assets with credit deterioration. The amendments in ASU
2016-13
were originally effective for fiscal years beginning after December 31, 2019, and interim periods within those years for public business entities that are SEC filers. However, in October 2019, the FASB approved deferral of the effective date for ASU
2016-13
for certain companies.
The new effective date for the Company is January 1, 2023. ASU
2016-13
permits the use of estimation techniques that are practical and relevant to the Company’s circumstances, as long as they are applied consistently over time and faithfully estimate expected credit losses in accordance with the standard. The ASU lists several common credit loss methods that are acceptable such as a discounted cash flow method, loss-rate method and probability of default/loss given default (PD/LGD) method. Depending on the nature of each identified pool of financial assets with similar risk characteristics, the Company currently plans on implementing a PD/LGD method or a loss-rate method to estimate expected credit losses. The Company expects ASU
2016-13
to have a significant impact on the Company’s accounting policies, internal controls over financial reporting and footnote disclosures. The Company has assessed its data and system needs and has begun designing its financial models to estimate expected credit losses in accordance with the standard. Further development, testing and evaluation of said models is required to determine the impact that adoption of this standard will have on the financial condition and results of operations of the Company.
In December 2019, the FASB issued Accounting Standards Update
No. 2019-12,
Income Taxes (Topic 740)
: Simplifying the Accounting for Income Taxes to simplify various aspects of the current guidance to promote consistent application of the standard among reporting entities by moving certain exceptions to the general principles. The amendments are effective for fiscal years beginning after December 15, 2020, with early adoption permitted. Management does not expect a material impact to the Company’s consolidated financial statements upon adoption.